Other financial assets - Schedule of Other Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Equity securities available-for-sale	$ 127	$ 156
Loans and receivables	117	112
Total other financial assets	244	268
Current	16	20
Non-current	228	248
Total other financial assets	244	268
Quoted equity shares [member]
Disclosure of financial assets [Line Items]
Equity securities available-for-sale	10	14
Unquoted equity shares [member]
Disclosure of financial assets [Line Items]
Equity securities available-for-sale	117	142
Trade deposits and loans [member]
Disclosure of financial assets [Line Items]
Loans and receivables	43	43
Restricted funds [member]
Disclosure of financial assets [Line Items]
Loans and receivables	32	31
Bank accounts pledged as security [member]
Disclosure of financial assets [Line Items]
Loans and receivables	$ 42	$ 38